Annual Total Returns- Alger Responsible Investing Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Responsible Investing Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.23%)	14.88%	34.74%	4.79%	2.47%	1.99%	27.44%	(1.67%)	33.91%	35.77%